1. Nature of Business	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 – NATURE OF BUSINESS

Star Alliance International Corp. (“the Company”, “we”, “us”) was originally incorporated with the name Asteriko Corp. in the State of Nevada on April 17, 2014 under the laws of the State of Nevada, for the purpose of acquiring and developing gold mines as well as certain other mining properties worldwide.

NOTE 1 – NATURE OF BUSINESS

Star Alliance International Corp. (“the Company”, “we”, “us”) was originally incorporated with the name Asteriko Corp. in the State of Nevada on April 17, 2014 under the laws of the state of Nevada, for the purpose of acquiring and developing gold mining as well as certain other mining properties worldwide.